Note 8 - Prepaid Expenses and Other Current Assets (Details) - Summary of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 545	$ 674
Payment in advance	230	192
Other receivable	158	26
Interest receivable	94	293
Deferred income tax assets	26	17
Value-added-tax recoverable	4	19
Other	69	87
	$ 1,126	$ 1,308